Land use right - Summary of Quantitative Information About Land Use Right (Details) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Quantitative Information About Land Use Right [Line Items]
Beginning balance	¥ 2,364
Additions	972	¥ 684
Amortization charge	(1,218)	(799)	¥ (781)
Ending balance	2,290	2,364
Land [Member]
Disclosure Of Quantitative Information About Land Use Right [Line Items]
Beginning balance	2,364	2,437
Amortization charge	(74)	(73)
Ending balance	¥ 2,290	¥ 2,364	¥ 2,437